Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Break Down of Trade Receivables

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Trade receivables	238	—
Trade receivables	238	—

Disclosure of Break Down of Other Current Assets
Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Research tax credit receivable	3,328	2,490
VAT receivable	1,183	1,058
Prepaid expenses	1,425	2,213
Other receivables	3,665	3,378
Other current assets	9,601	9,139

Disclosure of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2021	2,490
2022 research tax credit – Nanobiotix S.A. (1)	943
2022 research tax credit – Curadigm S.A. (1)	110
Refund of 2021 research tax credit	(215)
Receivable as of June 30, 2022	3,328

(1) See Note 15 Revenue and other income.